Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation

15. Stock-Based Compensation

In May 2012, the Board approved the 2012 Equity Incentive Plan (“2012 Plan”), which provides for the issuance of Awards (as defined in the 2012 Plan) of up to a maximum of 440,000 shares of the Company’s common stock to employees, non-employee members of the Board, and consultants of the Corporation. During 2014, the 2012 Plan was amended to provide for the issuance of Awards of up to 880,000 shares of the Company’s common stock. The awards can be issued in the form of incentive stock options, non-qualified stock options or restricted stock, and have expiration dates of 5 or 10 years after issuance, depending whether the recipient already holds more than 10% of the voting power of all classes of the Company’s shares. The exercise price will be based on the fair market value of the share on the date of issuance; vesting periods will be determined by the board upon issuance of the Award.

During the nine months ended September 30, 2016, 160,600 shares of restricted stock were issued under the 2012 Plan. The grant date fair value of all restricted stock issuances ranged from $1.89—$8.06 per share. The grant date fair value was calculated based on a weighted analysis of (i) publicly-traded companies in similar line of business to the Company (market comparable method)—Level 2 inputs, and (ii) discounted cash flows of the Company—Level 3 inputs. The Company recognized $229 and $196 of compensation expense for the vested restricted stock during the three months ended, and $650 and $611 during the nine months ended September 30, 2016 and 2015, respectively. As of September 30, 2016, the Company had unrecognized compensation expense of $1,775.

The following table summarizes restricted stock activity under the 2012 Plan from January 1, 2016 through September 30, 2016:

	Number of Units	Weighted Average
Unvested, December 31, 2015	289,557	$8.02
Granted	160,600	3.85
Vested	(90,090)	(8.01)
Forfeitures	(9,900)	(6.00)

Unvested, September 30, 2016	350,167	$6.87

On December 2, 2016, 77,000 shares of performance-based restricted stock vested. The Company had been recognizing compensation expense on these performance-based restricted stock over the expected timeframe until a triggering event and accelerated recognition of the remaining $231 compensation expense through the trigger date.

14. Stock-Based Compensation

In May 2012, the Board approved the 2012 Plan, which provides for the issuance of Awards (as defined in the Plan) of up to a maximum of 440,000 shares of the Company’s common stock to employees, non-employee members of the Board, and consultants of the Company. During 2014, the Plan was amended to provide for the issuance of Awards of up to a maximum of 880,000 shares of the Company’s common stock to employees, non-employee members of the Board, and consultants of the Company.

The awards can be issued in the form of incentive stock options, non-qualified stock options or restricted stock, and have expiration dates of 5 or 10 years after issuance, depending whether the recipient already holds above 10% of the voting power of all classes of the Company’s shares. The exercise price will be based on the fair market value of the share on the date of issuance; vesting periods will be determined by the Board upon issuance of the Award.

During 2015 and 2014, 44,000 and 338,800 shares of restricted stock were issued under the Plan, respectively. The grant date fair value range of the restricted stock per share was $1.89—$8.06. The shares vest over two to five years from their respective grant dates. The grant date fair value was calculated based on a weighted analysis of (i) publicly-traded companies in a similar line of business to the Company (market comparable method)—Level 2 inputs, and (ii) discounted cash flows of the Company—Level 3 inputs. The Company recognized $793 and $419 of compensation expense for the restricted stock during 2015 and 2014, respectively, in operating expenses on the consolidated income statements. At December 31, 2015 the Company had unrecognized compensation expense of $1,849. That expense is expected to be recognized as follows:

Year ending December 31,
2016	$723
2017	544
2018	442
2019	140

$1,849

The following table summarizes restricted stock activity under the Plan from January 1, 2014 through December 31, 2015:

	Number of Shares	Weighted Average
January 1, 2014	53,240	$2.16
Granted	338,800	8.06
Vested	(21,560)	(3.0)
Forfeiture	(220)	(2.25)

Unvested, December 31, 2014	370,260	$7.89
Granted	44,000	8.06
Vested	(98,560)	(7.61)
Forfeiture	(26,400)	(7.75)

Unvested, December 31, 2015	289,300	$8.02

The total fair value of the granted restricted stock is determined by utilizing the underlying fair value of the common stock at the date of grant.